Finance Costs - Net	11 Months Ended
Dec. 31, 2017
Disclosure of Finance Costs - Net [Abstract]
Finance Costs - Net
11. Finance Costs - Net

Details of net finance costs are as follows:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Debt accretion and capitalized interest: Convertible debt (Notes 7 and 8)	$6,913	$6,168
Non-convertible debt (Notes 7 and 9)	11,599	8,935
Environmental rehabilitation provision accretion (Note 6)	1,776	1,465
Other finance costs	562	1,261
Less: amounts capitalized on qualifying assets	(18,512)	(15,103)
Finance costs	2,338	2,726
Interest income: Bank deposits	(105)	(54)
Finance income	(105)	(54)
Finance costs - net	$2,233	$2,672